NET FOREIGN EXCHANGE INCOME (LOSSES) (Details 1) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Total	[1],[2]	$ (87,047)	$ (19,762)
Fair Value Hedges [Member]
Disclosure of detailed information about hedges [line items]
Total		(1,032)	(17,281)
Cash Flow Hedges [Member]
Disclosure of detailed information about hedges [line items]
Total		(80,968)	20,687
Hedges Of Net Investment In Foreign Operations [Member]
Disclosure of detailed information about hedges [line items]
Total		$ (5,047)	$ (23,168)

[1]	Correspond to current earnings related to hedging foreign currency assets and liabilities. Different information is disclosed in Note 23 Interest Income and Expense and Note 25 Net Trading and Investment Income
[2]	The fair value gains (losses) on hedging derivatives as of December 31, 2017, 2016 and 2015 was as follows